Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended	3 Months Ended	10 Months Ended
	Oct. 16, 2020	Oct. 06, 2020	Oct. 16, 2020	Dec. 31, 2020	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 29,121,000	$ 480,000,000
Sale of warrants					$ 12,171,000
Share price (in Dollars per share)	$ 10.00		$ 10.00
Net proceeds	$ 28,550,000
Proceeds held in Trust Account	508,550,000		$ 508,550,000
Business Acquisition, Transaction Costs	28,641,284		$ 28,641,284
Consisting fees					10,171,000
Deferred underwriting fees					17,799,250
Other offering costs					$ 671,034
Business combination acquire description					Following the closing of the Initial Public Offering on October 6, 2020, and the partial exercise of the over-allotment option on October 16, 2020, an amount of $508,550,000 from the proceeds of the sale of the Units in the Initial Public Offering and exercise of the over-allotment option, net of underwriting fees, and the sale of the Private Placement Warrants, net of the amount reserved for payment of offering costs and working capital purposes, was placed in a trust account (the “Trust Account”) located in the United States and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting certain conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of (i) the completion of a Business Combination and (ii) the distribution of the funds held in the Trust Account, as described below.
Business acquisition of voting percentage				50.00%	50.00%
Business combination net tangible assets				$ 5,000,001	$ 5,000,001
Public Shares, without the prior consent				15.00%	15.00%
Business combination redeem				100.00%	100.00%
Business combination agreement				If the Company has not completed a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations (less up to $100,000 of interest income to pay dissolution expenses and which interest shall be net of taxes payable), divided by the number of then issued and outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law.
Business combination trust account description					(i) $10.00 per Public Share or (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims
Payments of Stock Issuance Costs					$ 473,433
Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds					11,600,000
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 380,666
Sale of warrants					$ 7,733,333
Share price (in Dollars per share)	$ 1.50		$ 1.50	$ 1.50	$ 1.50
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 2,855,000		$ 508,550,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price (in Dollars per share)				$ 10.00	$ 10.00
Other offering costs					$ 821,951
Fair market value, percentage					80.00%
Payments of Stock Issuance Costs					$ 27,819,333
Common Class A [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial Public Offering		$ 48,000,000